Provision for Income Taxes - Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Deferred tax assets within current assets	$ 12	$ 5
Deferred tax assets within other non-current assets	22	19
Deferred tax liabilities within accrued liabilities	(4)	(1)
Deferred tax liabilities within other non-current liabilities	(84)	(91)
Net deferred tax assets (liabilities)	$ (54)	$ (68)